OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposit-long-term	¥ 376	$ 54	¥ 1,722
Advance to hospitals-noncurrent	1,003	143	960
Other long-term assets	2,412	345
Others	889	126	3,185
Other non-current assets	¥ 4,680	$ 668	¥ 5,867